Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Apr. 14, 2014	Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	POS AM
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 16,561,885
Entity Common Stock, Shares Outstanding		654,605,270
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013